                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21651
                                    ----------

                              The Drake Funds Trust
                               ------------------
               (Exact name of registrant as specified in charter)

               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven J. Luttrell
               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 756-1200
                                                    --------------

Date of fiscal year end: October 31, 2006
                         ----------------

Date of reporting period: April 30, 2006
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

                                DRAKE FUNDS TRUST

                               SEMI-ANNUAL REPORT

                                 April 30, 2006
                                   (Unaudited)

                                    (GRAPHIC)

                                                              (DRAKE FUNDS LOGO)

THIS MATERIAL IS AUTHORIZED FOR USE ONLY WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE DRAKE FUNDS TRUST (THE "TRUST"). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ANY FUND OF THE TRUST CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION IS CONTAINED IN THE TRUST'S PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
PRESIDENT'S LETTER..........................................    2

MANAGEMENT DISCUSSION AND ANALYSIS..........................    3

SCHEDULE OF INVESTMENTS.....................................   11

STATEMENT OF ASSETS AND LIABILITIES.........................   22

STATEMENT OF OPERATIONS.....................................   23

STATEMENT OF CHANGES IN NET ASSETS..........................   24

FINANCIAL HIGHLIGHTS........................................   26

NOTES TO FINANCIAL STATEMENTS...............................   28

OTHER INFORMATION...........................................   34

SHAREHOLDER FEE EXAMPLE.....................................   35

DIRECTORS AND OFFICERS......................................   36

STATEMENTS IN THE SEMI-ANNUAL REPORT THAT REFLECT PROJECTIONS OR EXPECTATIONS OF FUTURE FINANCIAL OR ECONOMIC PERFORMANCE OF THE FUNDS AND OF THE MARKET IN GENERAL AND STATEMENTS OF THE FUNDS' PLANS AND OBJECTIVES FOR FUTURE OPERATIONS ARE FORWARD-LOOKING STATEMENTS. NO ASSURANCE CAN BE GIVEN THAT ACTUAL RESULTS OR EVENTS WILL NOT DIFFER MATERIALLY FROM THOSE PROJECTED, ESTIMATED, ASSUMED OR ANTICIPATED IN ANY SUCH FORWARD-LOOKING STATEMENTS. IMPORTANT FACTORS THAT COULD RESULT IN SUCH DIFFERENCES, IN ADDITIONAL TO OTHER FACTORS NOTED WITH SUCH FORWARD-LOOKING STATEMENTS, INCLUDE, WITHOUT LIMITATION, GENERAL ECONOMIC CONDITIONS SUCH AS INFLATION, RECESSION, AND INTEREST RATES. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE INFORMATION QUOTED IN THIS SEMI-ANNUAL REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. (AN INVESTOR MAY OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY VISITING WWW.DRAKEFUNDS.COM.)

THIS SEMI-ANNUAL REPORT WAS FIRST DISTRIBUTED TO SHAREHOLDERS ON OR ABOUT JUNE 29, 2006.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present you with the second semi-annual report for the Drake Funds Trust (the "Trust") for the period ended April 30, 2006. The report includes a management analysis of the market environment during the period and provides detailed information pertaining to the Drake Total Return Fund and the Drake Low Duration Fund, their performance, holdings, and financial highlights. As of April 30, 2006, the net asset value of the Trust was $43 million.

During the six-month period, the global economy performed well and grew at a healthy rate. The US economy rebounded strongly and inflation remained contained. The fourth quarter of 2005 marked the advent of tighter monetary policy in the European Union and Japan. In this environment, global fixed income yields rose significantly and equity markets rallied. On the following pages, please find specific details regarding each fund's investment performance and a review of the principal factors that impacted returns during the fiscal year.

We thank you for investing in the Drake Funds Trust and supporting our growing firm. Drake will continue to work hard and seek to meet each fund's investment objectives through innovative approaches within a conservative framework. Please visit our website www.drakefunds.com or contact us at 1-866-372-5338 for additional information.

Sincerely,

/s/ Steven J. Luttrell

Steven J. Luttrell
President and Principal Executive Officer
Drake Funds Trust
April 30, 2006

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

                             MARKET ENVIRONMENT AS OF APRIL 30, 2006:

                             The US economy performed quite well over the six-month period ending April 30, 2006. While fourth quarter US GDP growth came in at 1.7%, well below both the prior trend rate of 3.8% and market expectations, the details of the report mitigated concerns generated by the headline figure. Much of the shortfall reflected an unexpected decline in government defense spending as well as lower inventory building, two factors which were unlikely to persist entering the new year. As expected, the US economy rebounded sharply over the first four months of 2006, as growth was robust and activity indicators generally beat expectations. Responding to the strengthening economic data, the Federal Reserve ("Fed") continued to tighten monetary policy, with 25 basis point increases at all four meetings over this time period, bringing the Federal Funds Target Rate to 4.75%. Inflation was notably muted as well, although an uptick in the core CPI and PCE numbers in April confirmed the Fed's concerns regarding inflationary pressures.

                             Strong economic growth, the appearance of inflation in April and the continued monetary tightening precipitated a sustained sell-off in the US Treasury market and the bellwether 10-year Treasury yield rose 50 basis points over the period, from 4.55% to 5.05%. Additionally, term premium was somewhat restored to the Treasury market, as the spread between the on-the-run 2- and 10-year Treasuries, which had turned negative in December, ended the period at +19 basis points. Meanwhile, the US dollar sold-off significantly in the context of renewed policymaker focus on global current account imbalances as highlighted in April's G-7 statement, increased discussion about central bank reserve diversification, and rising market speculation that the Fed's tightening campaign was close to an end.

                             Economic data across Europe and Japan were similarly strong over this six-month period. The European economy, led by a resurgent Germany, ended April set to grow at a healthy rate throughout 2006. With solid growth and limited price pressures, the European Central Bank increased rates by 25 basis points in both the fourth quarter of 2005 and the first quarter of 2006. Growth has been solid in Japan as well, with inflation moving into positive territory in November where it has remained, prompting the Bank of Japan to announce an end to their quantitative easing policy in March. Against this backdrop, yields on global sovereign debt rose markedly and global equity markets produced healthy gains.

                             All spread sectors outperformed Treasuries over the same period, as the positive economic conditions buoyed investor risk appetite. In corporate bond markets, spreads widened slightly in late 2005, but rebounded strongly in 2006. Investment grade corporate bonds, as defined by the Lehman Brothers' indices, outperformed US Treasuries by 61 basis points year-to-date through April 30. BBB-rated securities outperformed their higher rated counterparts, aided by investors' continued demand for yield.

                             While swap-spread related products across the spectrum performed quite well over the period, mortgage-backed securities ("MBS") traded sideways in late 2005, as implied volatility jumped slightly. The Lehman Brothers Fixed-Rate

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

                             MBS Index outperformed comparable duration
                             Treasuries by 58 basis points year-to-date, despite a large underperformance in March due to increased volatility and a 30 basis point rise in the 10-year Treasury yield. This outperformance was underpinned by strong demand from foreign central banks and domestic commercial banks. After spreads on asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS") widened slightly in late 2005, both markets have performed admirably in 2006. Performance of ABS securities has come in the face of increased new issuance, as the sector benefited from healthy economic fundamentals and positive technicals, including solid collateral performance and strong demand for short-duration, liquid assets. CMBS performed equally well against the positive fundamental backdrop, aided further by light new issuance early in the year. The Lehman Brothers US ABS and CMBS Indices have outperformed US Treasuries by 42 and 68 basis points, respectively, year-to-date.

                             Below-investment grade credits, both high yield corporate and emerging market sovereign debt, continued their strong performance of late. Spreads in both markets have been on downward trends, as investors with healthy risk appetites search for yield. Emerging market bonds have enjoyed additional support from continued mutual fund flows due to the growth differential between developed and developing economies. Some spread widening occurred in March, as rising bond yields in each of the G-3 countries curbed demand for riskier foreign assets, but the overall performance of below-investment grade credits was still quite positive over the period. Over the last six months, the Lehman Brothers US Corporate High Yield Index and the Lehman Brothers Global Emerging Markets Index hedged in US dollars surpassed comparable duration Treasuries, providing 472 and 591 basis points of excess return, respectively.

                            DRAKE TOTAL RETURN FUND PERFORMANCE
                            AND STRATEGY IMPACT

                             For the period from November 1, 2005 through April 30, 2006, the Drake Total Return Fund ("Total Return") returned 1.42% (net of fees and expenses) versus a return of 0.56% of its benchmark, the Lehman Brothers US Aggregate Index.

                             Total Return held a short duration bias relative to the benchmark through February, and maintained a neutral US bias in March and April. Over the period, the short duration position contributed positively to Total Return as inflation expectations and interest rates in the US rose. Total Return was relatively neutral in yield curve positioning.

                             Credit spreads remain stubbornly low and Drake has maintained its view that upside to the asset class is limited. Given this rationalization, Total Return was heavily underweight investment grade products relative to emerging markets, non-US and high yield securities, which contributed positively to performance. In other spread products, the portfolio held a defensive position in asset-backed and commercial mortgage-backed securities on a duration basis. An allocation to ABS products served as a high quality cash substitute.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

                             Within off-benchmark allocations, short-duration high-yield securities generated attractive returns, as the sector consistently outperformed investment grade securities. Total Return was also rewarded for holding a diversified range of non-US assets. A position in Mexican warrants (which allows investors to exchange hard currency debt for local currency debt) was initiated in November and sold at a profit in January. Exposure to Argentinean inflation-linked debt contributed nicely to performance as the bonds rallied 10 basis points, while a position in inflation-linked Icelandic bonds detracted from performance due to spread widening. Long exposure to the Swedish krona also performed well.

                            DRAKE LOW DURATION FUND PERFORMANCE
                            AND STRATEGY IMPACT

                             For the period from November 1, 2005 through April 30, 2006, the Drake Low Duration Fund ("Low Duration") returned 2.23% (net of fees and expenses) versus a return of 1.39% of its benchmark, the Merrill Lynch 1-3 Year US Treasuries Index.

                             Low Duration held a short duration bias relative to the benchmark through mid-February 2006. Higher interest rates and increased inflationary expectations triggered a rise in Treasury yields, and this position contributed significantly to Low Duration's outperformance. From mid-February to April, the portfolio's duration position was neutral in the US, and long in non-US allocations such as Argentina and Iceland.

                             Throughout the 6-month period, Low Duration held a meaningful underweight position in US Treasuries, favoring high yield spread products. However, given the excessively rich valuations of most spread products, Drake maintained its defensive posture in most spread sectors, especially in lower grade markets. As a result, the Fund held a large position in highly liquid short-duration ABS. These positions were diversified mostly amongst sub-sectors in non-prepayment sensitive issues, and profited from higher valuations over the period. A smaller allocation to high yield debt, biased towards short-maturity B and BB-rated instruments, further contributed to returns, and benefited from the spread tightening in high yield assets.

                             Low Duration's tactical allocations added most to its outperformance versus the benchmark, and were distributed across a range of strategies. A position in Mexican warrants (which allows investors to exchange hard currency debt for local currency debt) was initiated in November and sold at a profit in January. Long positions in Argentinean inflation-linked debt and currency exposure to the Swedish krona also performed well.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2006
                                                                     (UNAUDITED)

PORTFOLIO RISK EXPOSURE(1)
(PIE CHART)

ABS/CMBS                                                                          37
High Yield                                                                         9
Non-Dollar                                                                         3
Treasuries/Cash                                                                   22
Gov't Related                                                                      5
Mortgages                                                                         23
Corporate                                                                          1

PORTFOLIO SECTOR ALLOCATION(2)
(PIE CHART)

ABS                                                                               50
Non-USD                                                                            5
Short-Term Investments                                                             3
Mortgages                                                                         31
Corporate                                                                         11

PORTFOLIO SECTOR POSITIONS VS. BENCHMARK
DURATION CONTRIBUTION

Treasuries/Cash                                                                    11
Gov't Related                                                                       1
Mortgages                                                                           1
Corporate                                                                         -13
ABS/CMBS                                                                            0
High Yield                                                                          2
Non-Dollar                                                                          5

SUMMARY PORTFOLIO
CHARACTERISTICS

---------------------------------------------------------------
                                       LEHMAN
                         DRAKE        BROTHERS
                       PORTFOLIO    US AGGREGATE    DIFFERENCE
---------------------------------------------------------------
  Duration                5.16           4.65           0.51
---------------------------------------------------------------
  Convexity              -0.29          -0.02          -0.27
---------------------------------------------------------------
  Yield to Maturity       5.73           5.60           0.13
---------------------------------------------------------------
  OAS                       60             42             18
---------------------------------------------------------------
  Credit Quality            A+        AA1/AA2
---------------------------------------------------------------

Source: Drake Management & Lehman Brothers

(1) Exposures inclusive of futures and mortgage TBAs.

(2) Portfolio sector allocation by market value.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2006
                                                                     (UNAUDITED)

INVESTMENT THEMES

- Neutral duration position relative to benchmark.

- Favor shorter maturities.

- Underweight investment grade credit, favoring beta adjusted credit exposure through high yield securities.

- Allocation to Icelandic inflation-linked bonds on hedged basis.

- Currency position in the Swedish krona versus the US dollar.

- Unhedged allocation to Argentinean inflation-linked bonds.

PERFORMANCE VS. BENCHMARK

------------------------------------------------------------
                          FISCAL      FISCAL        SINCE
                         Q2 2006*    YTD 2006*    INCEPTION*
------------------------------------------------------------
  Drake Total
  Return Fund             -0.17%       1.42%        3.07%
------------------------------------------------------------
  Lehman Brothers
  US Aggregate            -0.83%       0.56%        1.52%
------------------------------------------------------------

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK

                                                                  DRAKE TOTAL RETURN FUND          LEHMAN BROTHERS US AGGREGATE
                                                                  -----------------------          ----------------------------
4-Dec                                                                     5000000                            5000000
4-Dec                                                                     5010000                            5021500
5-Jan                                                                     5017520                            5053140
5-Feb                                                                     5024040                            5023320
5-Mar                                                                     5011480                            4997700
5-Apr                                                                     5070610                            5065170
5-May                                                                     5112190                            5119880
5-Jun                                                                     5152580                            5148040
5-Jul                                                                     5135580                            5101190
5-Aug                                                                     5184360                            5166480
5-Sep                                                                     5157820                            5113270
5-Oct                                                                     5131510                            5072820
5-Nov                                                                     5149990                            5095140
5-Dec                                                                     5198400                            5143540
6-Jan                                                                     5212950                            5143860
6-Feb                                                                     5234330                            5160830
6-Mar                                                                     5194550                            5110260
6-Apr                                                                     5204000                            5101000

* - The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced.

* - Data as of April 30, 2006. Drake Total Return Fund was incepted December 30, 2004. Net performance depicted after deduction of 0.43% for fees and expenses as calculated per the administrator, State Street Bank. Performance over one year is annualized. The Lehman Brothers US Aggregate Index (the "Index"), which has substantially similar composition to the portfolio, may be used for comparison purposes. The Index is an

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2006
                                                                     (UNAUDITED)

    unmanaged index of investment grade, US dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2006
                                                                     (UNAUDITED)

PORTFOLIO SECTOR ALLOCATION(2)

PORTFOLIO RISK EXPOSURE(1)
(PIE CHART)

Non-USD                                                                            5
Short-Term Investments                                                             4
ABS                                                                               66
MBS                                                                               13
Corporate                                                                         12

(PIE CHART)

US TREASURIES/CASH                  MORTGAGE            CORPORATE           ABS/CMBS           HIGH YIELD            NON-USD
------------------                  --------            ---------           --------           ----------            -------
41                                    9.00                4.00                39.00               4.00                3.00

ASSET-BACKED SECURITIES BY SECTOR
(PIE CHART)

Other ABS                                                                          6
Credit Card ABS                                                                    7
Home Equity ABS                                                                   16
Other ABS                                                                          4
Credit Card ABS                                                                   37
Home Equity ABS                                                                   30

SUMMARY PORTFOLIO
CHARACTERISTICS

----------------------------------------------------------------
                                    MERRILL LYNCH
                                       1-3 YR
                         DRAKE       US TREASURY
                       PORTFOLIO        INDEX        DIFFERENCE
----------------------------------------------------------------
  Duration               2.11            1.68            0.43
----------------------------------------------------------------
  Convexity              0.00            0.04           -0.04
----------------------------------------------------------------
  Yield to Maturity      5.31            4.95            0.36
----------------------------------------------------------------
  OAS                      24               0              24
----------------------------------------------------------------
  Credit Quality           A+           Gov't
----------------------------------------------------------------

Source: Drake Management & Merrill Lynch

(1) Exposures inclusive of futures.

(2) Portfolio sector allocation by market value.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------

                                                            AS OF APRIL 30, 2006
                                                                     (UNAUDITED)

INVESTMENT THEMES

- Significant allocation to ABS focusing on floating-rate issues.

- Favor non-prepayment sensitive collateral.

- Credit card allocation in highly liquid BBB-rated securities.

- Allocation to higher-yielding seasoned CMOs.
- Allocation to Icelandic inflation-linked bonds on hedged basis.

- Unhedged allocation to Argentinean inflation-linked bonds.

PERFORMANCE VS. BENCHMARK

-------------------------------------------------------------
                          FISCAL      FISCAL         SINCE
                         Q2 2006*    YTD 2006*    INCEPTION*
-------------------------------------------------------------
  Drake Low Duration
  Fund                    1.11%        2.23%         3.63%
-------------------------------------------------------------
  Merrill Lynch 1-3
  Yr Treasury             0.51%        1.39%         2.09%
-------------------------------------------------------------

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK

                                                                  DRAKE LOW DURATION FUND         MERRILL LYNCH 1-3 YR TREASURY
                                                                  -----------------------         -----------------------------
5-Apr                                                                     5000000                            5000000
5-May                                                                     5009000                            5021000
5-Jun                                                                     5028030                            5030790
5-Jul                                                                     5038090                            5016600
5-Aug                                                                     5060760                            5047710
5-Sep                                                                     5061770                            5035190
5-Oct                                                                     5066840                            5034740
5-Nov                                                                     5080520                            5050850
5-Dec                                                                     5104390                            5069540
6-Jan                                                                     5123280                            5078660
6-Feb                                                                     5136600                            5082720
6-Mar                                                                     5151500                            5089840
6-Apr                                                                     5180000                            5105000

* - The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced.

* - Data as of April 30, 2006. Drake Low Duration Fund was incepted May 9, 2005. Net performance depicted after deduction of 0.43% for fees and expenses as calculated per the administrator, State Street Bank. The Merrill Lynch 1-3 Year Treasury Index (the "Index"), which has substantially similar composition to the portfolio, may be used for comparison purposes. The Index is an unmanaged index of US Treasury debt having a maturity from one to three years. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
ASSET-BACKED SECURITIES - 67.66%
AUTOMOBILES - 3.08%
  Carmax Auto Owner Trust, Series 2004-1, Class D, 3.52%,
     11/15/2010                                                 $   154,167    $   150,674
  CPS Auto Trust, Series 2005-A, Class A2, 4.78%,
     10/15/2011, 144A                                               249,799        247,887
  Union Acceptance Corp., Series 2002-A, Class A4, 5.09%,
     7/8/2008                                                        18,386         18,383
  WFS Financial Owner Trust, Series 2002-2, Class A4, 4.50%,
     2/20/2010                                                      299,757        299,663
                                                                               -----------
                                                                                   716,607
                                                                               -----------
CREDIT CARDS - 25.80%
  American Express Credit Account Master Trust:
     Series 2001-5, Class B, 5.351%, 11/15/2010+                    600,000        604,219
     Series 2004-1, Class B, 5.151%, 9/15/2011+                     400,000        401,688
  Bank One Issuance Trust:
     Series 2003-C1, Class C1, 4.54%, 9/15/2010                     182,000        179,185
     Series 2003-C2, Class C2, 6.041%, 12/15/2010+                  350,000        355,633
     Series 2003-C4, Class C4, 5.931%, 2/15/2011+                   194,000        196,940
  Chase Credit Card Master Trust:
     Series 2004-1, Class C, 5.371%, 5/15/2009+                     500,000        500,781
     Series 2003-6, Class C, 5.701%, 2/15/2011+                     150,000        151,852
  Citibank Credit Card Issuance Trust:
     Series 2001-C3, Class C3, 6.65%, 5/15/2008                     285,000        285,089
     Series 2002-C3, Class C3, 6.05%, 12/15/2009+                   240,000        243,187
  Discover Card Master Trust I, Series 2001-1, Class B,
     5.451%, 7/15/2010+                                             526,000        530,274
  GE Capital Credit Card Master Note Trust:
     Series 2004-1, Class B, 5.201%, 6/15/2010+                     300,000        300,750
     Series 2004-1, Class C, 5.451%, 6/15/2010+                     600,000        601,875
  Household Affinity Credit Card Master Note Trust I:
     Series 2003-3, Class C, 5.881%, 8/15/2008+                     100,000        100,203
     Series 2003-1, Class C, 6.351%, 2/15/2010+                     650,000        663,101
  MBNA Credit Card Master Note Trust:
     Series 2001-C3, Class C3, 6.55%, 12/15/2008                    140,000        140,328
     Series 2003-C3, Class C3, 6.251%, 10/15/2010+                  600,000        612,563
     Series 2003-C1, Class C1, 6.601%, 6/15/2012+                   125,000        131,791
                                                                               -----------
                                                                                 5,999,459
                                                                               -----------
FINANCE - 0.23%
  Green Tree Financial Corp., Series 1994-1, Class A5,
     7.65%, 4/15/2019                                                52,072         53,891
                                                                               -----------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
HOME EQUITY - 34.95%
  ABFS Mortgage Loan Trust, Series 2000-2, Class A2, 5.231%,
     9/15/2031+                                                 $   123,835    $   123,832
  Advanta Mortgage Loan Trust, Series 1999-3, Class A7,
     5.359%, 8/25/2029+                                             287,061        287,331
  Amresco Residential Securities Mtg Loan Trust, Series
     1997-1, Class A8, 7.24%, 3/25/2027                             142,890        142,426
  BankBoston Home Equity Loan Trust, Series 1998-2, Class
     A7, 6.14%, 6/25/2013                                           647,098        647,557
  Bear Stearns Asset Backed Securities, Inc., Series 2000-1,
     Class AF, 7.52%, 3/25/2030                                     329,486        329,857
  Cityscape Home Equity Loan Trust, Series 1996-3, Class A8,
     7.65%, 9/25/2025                                                71,334         71,105
  Conseco Finance, Series 2001-C, Class A4, 6.19%, 3/15/2030        324,166        325,029
  Contimortgage Home Equity Loan Trust, Series 1997-5, Class
     A8, 5.201%, 3/15/2024+                                         362,036        361,866
  Credit Suisse First Boston Mortgage, Series 2001-HE8,
     Class A1, 6.49%, 2/25/2031                                     515,510        514,463
  Delta Funding Home Equity Loan Trust:
     Series 1995-2, Class A5, 7.10%, 1/25/2027                      193,158        192,736
     Series 1997-2, Class A6, 7.04%, 6/25/2027                      138,001        137,743
     Series 1997-1, Class A6, 7.21%, 4/25/2029                       87,545         87,380
  EQCC Home Equity Loan Trust, Series 1999-2, Class A4F,
     6.753%, 8/25/2027                                              100,738        100,534
  Equivantage Home Equity Loan Trust, Series 1997-2, Class
     A4, 7.50%, 7/25/2028                                            24,233         24,155
  FHLMC Structured Pass Through Securities, Series T-13,
     Class A7, 6.085%, 9/25/2029                                    264,985        264,820
  GE Capital Mortgage Services, Series 1998-HE2, Class A7,
     6.215%, 9/25/2028                                               86,172         85,866
  Greenpoint Home Equity Loan Trust, Series 2003-1, Class A,
     5.171%, 4/15/2029+                                             136,974        137,074
  Home Equity Asset Trust, Series 2006-3, Class 2A1, 5.029%,
     7/25/2036+                                                     354,503        354,503
  IMC Home Equity Loan Trust, Series 1995-3, Class A5,
     7.50%, 4/25/2026                                               242,438        242,245
  JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
     4.961%, 11/25/2035+                                            259,660        256,572
  Morgan Stanley Dean Witter Capital I, Series 2002-NC3,
     Class A2, 5.239%, 8/25/2032+                                   133,758        134,113
  New Century Home Equity Loan Trust, Series 2004-2, Class
     A3, 5.209%, 8/25/2034+                                          25,614         25,622
  Option One Mortgage Loan Trust:
     Series 2002-2, Class A, 5.499%, 6/25/2032+                     565,740        565,920
     Series 2002-3, Class A1, 5.209%, 8/25/2032+                     89,218         89,246
     Series 2003-1, Class A2, 5.379%, 2/25/2033+                     39,464         39,575

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
HOME EQUITY - CONTINUED
  Paine Webber Mortgage Acceptance Corp., Series 2000-HE1,
     Class A5, 8.32%, 2/25/2030                                 $   324,039    $   326,368
  Popular ABS Mortgage Pass-Through Trust, Series 2004-4,
     Class AF1, 5.209%, 9/25/2034+                                  233,728        233,984
  Provident Bank Home Equity Loan Trust:
     Series 2000-1, Class A2, 5.219%, 3/25/2030+                    287,915        288,095
     Series 1999-2, Class A3, 5.219%, 7/25/2030+                    382,838        382,837
  Residential Asset Securities Corp.:
     Series 2000-KS5, Class AII, 5.439%, 12/25/2031+                168,937        168,963
     Series 2001-KS1, Class AI6, 6.349%, 3/25/2032                  921,507        923,954
  Residential Funding Mortgage Securities II, Inc., Series
     1999-HI8, Class AI7, 7.97%, 11/25/2029                          51,486         51,333
  Salomon Brothers Mortgage Securities VII, Series 1998-NC3,
     Class A5, 6.93%, 8/25/2028                                     186,849        187,783
  Saxon Asset Securities Trust, Series 2002-2, Class AV,
     5.219%, 8/25/2032+                                              20,232         20,191
                                                                               -----------
                                                                                 8,125,078
                                                                               -----------
MANUFACTURED HOUSING - 0.08%
  Vanderbilt Acquisition Loan Trust, Series 2002-A, Class
     A2, 4.77%, 10/7/2014                                            19,431         19,411
                                                                               -----------
RESIDENTIAL MORTGAGES - 3.52%
  Countrywide Asset-Backed Certificates, Series 2004-BC1,
     Class A1, 5.189%, 4/25/2034+                                   246,541        246,695
  First Franklin Mortgage Loan Trust:
     Series 2004-FF10, Class A2, 5.359%, 12/25/2032+                 72,649         72,944
     Series 2005-FF1, Class A2A, 5.079%, 12/25/2034+                 39,303         39,310
  Residential Asset Mortgage Products, Inc., Series
     2000-RS4, Class AI4, 7.72%, 12/25/2032                         458,916        458,271
                                                                               -----------
                                                                                   817,220
                                                                               -----------
     TOTAL ASSET-BACKED SECURITIES - (COST $15,796,637)                         15,731,666
                                                                               -----------
CORPORATE BONDS & NOTES - 14.50%
AUTOMOTIVE - 1.07%
  Ford Motor Credit Co., 6.50%, 1/25/2007                           250,000        247,808
                                                                               -----------
BUILDING & CONSTRUCTION - 2.01%
  Schuler Homes, Inc., 10.50%, 7/15/2011                            200,000        212,475
  Technical Olympic USA, Inc., 9.00%, 7/1/2010                      250,000        255,938
                                                                               -----------
                                                                                   468,413
                                                                               -----------
CABLE TV - 1.76%
  CSC Holdings, Inc., 7.875%, 12/15/2007                            400,000        409,500
                                                                               -----------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
CHEMICALS - 0.91%
  Airgas, Inc., 9.125%, 10/1/2011                               $   200,000    $   211,500
                                                                               -----------
ENTERTAINMENT/LEISURE - 1.12%
  MGM Mirage, Inc., 9.75%, 6/1/2007                                 250,000        260,625
                                                                               -----------
FINANCE - 1.15%
  Ucar Finance, Inc., GTD SR NT, 10.25%, 2/15/2012                  250,000        266,250
                                                                               -----------
MACHINERY - 1.14%
  Case New Holland, Inc., 9.25%, 8/1/2011                           250,000        265,625
                                                                               -----------
OIL & GAS - 0.92%
  Premcor Refining Group, Inc., 9.25%, 2/1/2010                     200,000        214,497
                                                                               -----------
REAL ESTATE INVESTMENT TRUST - 3.31%
  Host Marriott LP, Series I, 9.50%, 1/15/2007                      750,000        770,625
                                                                               -----------
TELECOMMUNICATIONS - 1.11%
  Nextel Communications, Inc., 6.875%, 10/31/2013                   250,000        256,888
                                                                               -----------
     TOTAL CORPORATE BONDS & NOTES - (COST $3,407,712)                           3,371,731
                                                                               -----------
MORTGAGE-BACKED SECURITIES - 40.89%
  Chase Mortgage Finance Corp., 5.471%, Series 2005-A2,
     Class 3A3, 1/25/2036                                           343,534        341,990
  FNMA PAC, 6.50%, Series 1994-51, Class PJ, 9/25/2023              327,852        328,316
  FNMA, 5.50%, May 2006 30 Year TBA(+)                            4,450,000      4,321,367
  FNMA, 6.00%, May 2006 30 Year TBA(+)                            1,650,000      1,642,524
  Freddie Mac Gold Pool, 5.50%, May 2006 15 Year TBA(+)           2,000,000      1,981,562
  Structured Asset Securities Corp., 5.479%, Series 1998-8,
     Class A3, 8/28/2028+                                           461,889        461,998
  Structured Asset Securities Corp., 4.00%, Series 2003-21,
     Class 2A1, 8/25/2033                                           440,264        430,381
                                                                               -----------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST $9,548,053)                        9,508,138
                                                                               -----------
FOREIGN BONDS & NOTES++ - 7.20%
ARGENTINA - 0.66%
  GOVERNMENT - 0.66%
     Argentina Bocon, 2.00%, 1/3/2010                               238,393        152,024
                                                                               -----------
ICELAND - 3.42%
  SOVEREIGN AGENCY - 3.42%
     Housing Finance Fund, Series 2, 3.75%, 4/15/2034            62,493,685        795,336
                                                                               -----------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
NETHERLANDS - 3.12%
  MEDIA - 3.12%
     New Skies Satellites NV, SR NT, 9.573%, 11/1/2011+(a)      $   500,000    $   515,000
     Yell Finance B.V, 8/1/2011#(a)                                 200,000        210,500
                                                                               -----------
                                                                                   725,500
                                                                               -----------
     TOTAL FOREIGN BONDS & NOTES - (COST $1,826,051)                             1,672,860
                                                                               -----------
SHORT-TERM INVESTMENTS - 3.68%
  State Street Euro Dollar Time Deposit, 4.10%, 05/01/2006          855,000        855,000
                                                                               -----------
TOTAL INVESTMENTS - 133.93% - (COST $31,433,453)**                              31,139,395
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (33.93)%                          (7,888,562)
                                                                               -----------
NET ASSETS - 100.00%                                                           $23,250,833
                                                                               ===========

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2006 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF APRIL 30, 2006:

                                                                             UNREALIZED
                        DESCRIPTION                             NOTIONAL    DEPRECIATION
                        -----------                            ----------   ------------
Receive fixed rate equal to 4.55% and pay floating rate
based on 3-month LIBOR.                                        $1,000,000    $ (63,565)
Broker: Morgan Stanley
Exp. 9/7/2014
Receive fixed rate equal to 4.975% and
pay floating rate based on a 3-month LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2019                                                   1,000,000      (60,498)
                                                               ----------    ---------
                                                                             $(124,063)
                                                                             =========

OPEN LONG FUTURES AS OF APRIL 30, 2006:

  NUMBER
    OF                                                                 NOTIONAL     UNREALIZED
CONTRACTS                         DESCRIPTION                          (000'S)     DEPRECIATION
---------                         -----------                         ----------   ------------
    9       U S Treasury Note 2-Year Futures, June 06                 $       18    $  (4,379)
    15      U S Treasury Note 5-Year Futures, June 06                         15      (13,509)
    40      U S Treasury Note 10-Year Futures, June 06                        40      (67,741)
    15      U S Treasury Bond Futures, June 06                                15      (90,149)
                                                                      ----------    ---------
                                                                      $       88    $(175,778)
                                                                      ==========    =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF APRIL 30, 2006:

                                             CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
FOREIGN CURRENCY PURCHASED  FOREIGN AMOUNT        USD              USD           DATE      APPRECIATION
--------------------------  --------------   --------------   -------------   ----------   ------------
SEK                           7,470,000         $996,000       $1,017,814      May-2006      $21,814

                                            CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
FOREIGN CURRENCY SOLD      FOREIGN AMOUNT        USD              USD           DATE      DEPRECIATION
---------------------      --------------   --------------   -------------   ----------   ------------
ISK                          58,000,000        $739,419        $778,149       May-2006      $(38,730)

FOOTNOTES AND ABBREVIATIONS:
(a)     Denominated in U.S. Dollar
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.
+ Variable rate security. Interest rate shown reflects the rate in effect at 4/30/2006.
(+)     Security is subject to delayed delivery.
#       Zero coupon bond until 8/1/2006, then 13.50% thereafter.
++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.
** All or a portion of this portfolio is segregated for securities sold short, futures, swaps and TBAs.
See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2006 (UNAUDITED)

FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
LIBOR   London Inter Bank Offering Rate
PAC     Planned Amortization Class
TBA     To Be Announced

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND
--------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
ASSET-BACKED SECURITIES - 65.48%
CREDIT CARDS - 27.74%
  American Express Credit Account Master Trust, Series
     2004-1, Class B, 5.151%, 9/15/2011+                        $   500,000    $   502,110
  Bank One Issuance Trust:
     Series 2002-C1, Class C1, 5.861%, 12/15/2009+                  500,000        503,203
     Series 2003-C2, Class C2, 6.041%, 12/15/2010+                  362,000        367,826
     Series 2004-C1, Class C1, 5.401%, 11/15/2011+                  100,000        100,562
  Chase Credit Card Master Trust:
     Series 2004-1, Class C, 5.371%, 5/15/2009+                     350,000        350,547
     Series 2003-6, Class C, 5.701%, 2/15/2011+                     125,000        126,543
  Citibank Credit Card Issuance Trust:
     Series 2001-B2, Class B2, 5.35%, 12/10/2008+                   500,000        501,015
     Series 2002-C3, Class C3, 6.05%, 12/15/2009+                   480,000        486,375
  Discover Card Master Trust I, Series 2002-2, Class B,
     5.45%, 10/15/2009                                              500,000        500,547
  Fleet Credit Card Master Trust II, Series 2001-B, Class B,
     5.90%, 12/15/2008                                              200,000        200,156
  GE Capital Credit Card Master Note Trust:
     Series 2004-1, Class C, 5.451%, 6/15/2010+                     400,000        401,250
     Series 2004-2, Class B, 5.161%, 9/15/2010+                     850,000        852,125
  Household Affinity Credit Card Master Note Trust I, Series
     2003-3, Class C, 5.881%, 8/15/2008+                            100,000        100,203
  MBNA Credit Card Master Note Trust:
     Series 2001-C3, Class C3, 6.55%, 12/15/2008                    148,000        148,347
     Series 2003-C1, Class C1, 6.601%, 6/15/2012+                   215,000        226,681
                                                                               -----------
                                                                                 5,367,490
                                                                               -----------
HOME EQUITY - 34.57%
  Asset Backed Funding Certificates:
     Series 2001-AQ1, Class A6, 6.249%, 11/20/2030                  411,745        411,102
     Series 2005-HE1, Class A3B, 5.129%, 2/25/2035+                 366,154        366,497
  Chase Funding Mortgage Loan Asset-Backed Certificates,
     Series 2003-4, Class 1A3, 2.734%, 9/25/2024                    211,975        210,717
  Conseco Finance, Series 2000-C, Class A, 5.271%,
     12/15/2029+                                                    734,834        734,656
  Contimortgage Home Equity Trust 1998-3:
     Series 1997-2, Class A9, 7.09%, 4/15/2028                      162,582        162,556
     Series 1998-1, Class A9, 5.261%, 4/15/2029+                    305,348        305,396
  GE Capital Mortgage Services, Inc., Series 1998-HE1, Class
     A7, 6.465%, 6/25/2028                                          159,108        158,581
  Home Equity Asset Trust, Series 2006-3, Class 2A1, 5.029%,
     7/25/2036+                                                     194,248        194,248
  Home Equity Mortgage Trust, Series 2004-3, Class A3,
     5.459%, 10/25/2034+                                             13,954         13,958
  Home Loan Trust, Series 2000-1, Class A2, 5.201%,
     4/15/2031+                                                     677,600        678,447

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------

                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
HOME EQUITY - CONTINUED
  IMC Home Equity Loan Trust, Series 1998-1, Class A6,
     7.02%, 6/20/2029                                           $    19,871    $    19,840
  JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
     4.961%, 11/25/2035                                             318,881        315,089
  Long Beach Mortgage Loan Trust, Series 2005-WL2, Class
     3A2, 5.069%, 8/25/2035+                                        200,065        200,096
  Option One Mortgage Loan Trust:
     Series 2002-3, Class A1, 5.209%, 8/25/2032+                    535,310        535,477
     Series 2003-1, Class A2, 5.379%, 2/25/2033+                     57,618         57,780
  Popular ABS Mortgage Pass-Through Trust, Series 2004-4,
     Class AF1, 5.209%, 9/25/2034+                                  233,728        233,984
  Residential Asset Securities Corp.:
     Series 2004-KS8, Class AI2, 3.34%, 10/25/2024                  324,032        322,007
     Series 2000-KS5, Class AII, 5.439%, 12/25/2031+                844,684        844,816
     Series 2001-KS1, Class AI6, 6.349%, 3/25/2032                  921,507        923,954
                                                                               -----------
                                                                                 6,689,201
                                                                               -----------
RESIDENTIAL MORTGAGES - 3.17%
  Amortizing Residential Collateral Trust, Series 2001-BC6,
     Class A, 5.309%, 10/25/2031+                                   114,801        114,891
  Equity One ABS, Inc., Series 2000-1, Class A5, 8.015%,
     2/25/2032                                                       81,961         81,896
  First Franklin Mortgage Loan Trust, Series 2005-FF1, Class
     A2A, 5.079%, 12/25/2034+                                        39,303         39,310
  Residential Asset Mortgage Products, Inc., Series
     2000-RS4, Class AII, 5.239%, 12/25/2032+                       182,452        182,538
  Saxon Asset Securities Trust, Series 2004-2, Class AF2,
     4.15%, 8/25/2035                                               197,000        195,259
                                                                               -----------
                                                                                   613,894
                                                                               -----------
     TOTAL ASSET-BACKED SECURITIES - (COST $12,679,397)                         12,670,585
                                                                               -----------
CORPORATE BONDS & NOTES - 12.16%
CABLE TV - 1.06%
  CSC Holdings, Inc., 7.875%, 12/15/2007                            200,000        204,750
                                                                               -----------
CHEMICALS - 1.21%
  Lyondell Chemical Co., Series A, 9.625%, 5/1/2007                 225,000        233,719
                                                                               -----------
COMMERCIAL SERVICES - 0.99%
  Brickman Group Ltd (The), Series B, 11.75%, 12/15/2009            175,000        190,977
                                                                               -----------
ENTERTAINMENT/LEISURE - 1.35%
  MGM Mirage, Inc., 9.75%, 6/1/2007                                 250,000        260,625
                                                                               -----------
HOME EQUITY - 5.20%
  Residential Capital Corp., NT, 6.335%, 6/29/2007+               1,000,000      1,007,244
                                                                               -----------
MACHINERY - 1.38%
  Case New Holland, Inc., 9.25%, 8/1/2011                           250,000        266,875
                                                                               -----------

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------

                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
CORPORATE BONDS & NOTES - CONTINUED
OIL & GAS - 0.97%
  Premcor Refining Group, Inc., 9.25%, 2/1/2010                 $   175,000    $   187,685
                                                                               -----------
     TOTAL CORPORATE BONDS & NOTES - (COST $2,351,447)                           2,351,875
                                                                               -----------
MORTGAGE-BACKED SECURITIES - 12.83%
  Banc of America Funding Corp., Series 2003-1, Class A1,
     6.00%, 5/20/2033                                               338,739        334,708
  Chase Mortgage Finance Corp., Series 2005-A2, Class 3A3,
     5.471%, 1/25/2036                                              945,602        941,353
  Residential Accredited Loans, Inc., Series 2004-QS5, Class
     A5, 4.75%, 4/25/2034                                           328,743        321,809
  Structured Asset Securities Corp., Series 1998-2, Class A,
     5.479%, 2/25/2028+                                             452,415        454,042
  Structured Asset Securities Corp., Series 2003-21, Class
     2A1, 4.00%, 8/25/2033                                          440,264        430,382
                                                                               -----------
                                                                                 2,482,294
                                                                               -----------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST $2,496,984)                        2,482,294
                                                                               -----------
FOREIGN BONDS & NOTES++ - 4.63%
ARGENTINA - 0.79%
  GOVERNMENT - 0.79%
     Argentina Bocon, 2.00%, 1/3/2010                               238,393        152,024
                                                                               -----------
BERMUDA - 0.62%
  TELECOMMUNICATIONS - 0.62%
     Intelsat Ltd., Senior Note, 5.25%, 11/1/2008 (a)               125,000        120,937
                                                                               -----------
ICELAND - 3.22%
  SOVEREIGN AGENCY - 3.22%
     Housing Finance Fund, Series 2, 3.75%, 4/15/2034            48,953,387        623,013
                                                                               -----------
     TOTAL FOREIGN BONDS & NOTES - (COST $1,016,045)                               895,974
                                                                               -----------
SHORT-TERM INVESTMENTS - 4.28%
  State Street Euro Dollar Time Deposit, 4.10%, 05/01/2006          829,000        829,000
                                                                               -----------
TOTAL INVESTMENTS - 99.38% - (COST $19,372,873)**                               19,229,728
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.62%                                120,515
                                                                               -----------
NET ASSETS - 100.00%                                                           $19,350,243
                                                                               ===========

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2006 (UNAUDITED)

OPEN FUTURE CONTRACTS AS OF APRIL 30, 2006:

 NUMBER
   OF                                                                  NOTIONAL    UNREALIZED
CONTRACTS                         DESCRIPTION                          (000'S)    DEPRECIATION
---------                         -----------                          --------   ------------
   65      U.S. Treasury Note 2-Year Futures, June 06                    130        $(31,623)
                                                                                    --------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF APRIL 30, 2006:

     FOREIGN             FOREIGN        CONTRACT VALUE      CURRENT VALUE      EXPIRATION       UNREALIZED
CURRENCY PURCHASED        AMOUNT             USD                 USD              DATE         APPRECIATION
------------------      ----------      --------------      -------------      ----------      ------------
       SEK               6,000,000         $800,000           $817,522          May-2006         $17,522

   FOREIGN               FOREIGN        CONTRACT VALUE      CURRENT VALUE      EXPIRATION       UNREALIZED
CURRENCY SOLD             AMOUNT             USD                 USD              DATE         DEPRECIATION
-------------           ----------      --------------      -------------      ----------      ------------
     ISK                45,500,000         $580,061           $610,444          May-2006         $(30,383)

FOOTNOTES AND ABBREVIATIONS:
+ Variable rate security. Interest rate shown reflects the rate in effect at 4/30/2006.
++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.
**   All or a portion of this portfolio is segregated for futures.
(a)  Denominated in U.S. Dollar

See Notes to Financial Statements.

DRAKE FUNDS TRUST
--------------------------------------------------------------------------------
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                      APRIL 30, 2006 (UNAUDITED)

                                                                 DRAKE          DRAKE
                                                              TOTAL RETURN   LOW DURATION
                                                                  FUND           FUND
                                                              ------------   ------------
ASSETS
  Investments in securities, at value
     (Cost $31,433,453, and $19,372,873 respectively)         $31,139,395    $19,229,728
  Cash                                                                887            548
  Cash collateral held at broker for open futures contracts        83,954         46,708
  Foreign currency at value (Cost $18,588, and $10,373,
     respectively)                                                 19,126         10,482
  Interest receivable                                             188,175        100,538
  Receivable from investment adviser                               16,582         18,833
  Variation margin receivable                                      12,969         10,156
  Prepaid expenses and other assets                                   883          2,338
                                                              -----------    -----------
     TOTAL ASSETS                                              31,461,971     19,419,331
                                                              -----------    -----------

LIABILITIES
  Payable for investments purchased                             8,003,791         10,445
  Unrealized depreciation on interest rate swaps                  124,063             --
  Trustees' fees payable                                            6,500          3,571
  Income distribution payable                                       5,037             --
  Unrealized depreciation on forward currency contracts            16,916         12,861
  Other accrued expenses payable                                   54,831         42,211
                                                              -----------    -----------
     TOTAL LIABILITIES                                          8,211,138         69,088
                                                              -----------    -----------
NET ASSETS                                                     23,250,833     19,350,243
                                                              ===========    ===========
COMPOSITION OF NET ASSETS
  Capital stock, $0.001 par value                                   2,326          1,945
  Paid-in capital                                              23,695,989     19,503,089
  Undistributed (overdistributed) net investment income            (1,061)         2,277
  Accumulated net realized gain on investments, futures
     transactions, securities sold short, foreign currency
     transactions and swap contracts                              163,909         30,424
  Net unrealized depreciation from investments, futures
     transactions, securities sold short, foreign currency
     transactions and swap contracts                             (610,330)      (187,492)
                                                              -----------    -----------
NET ASSETS                                                    $23,250,833    $19,350,243
                                                              ===========    ===========
SHARES OUTSTANDING                                              2,325,508      1,944,515
                                                              -----------    -----------
NET ASSET VALUE PER SHARE                                     $     10.00    $      9.95
                                                              ===========    ===========

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS
                                         PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                                                 DRAKE          DRAKE
                                                              TOTAL RETURN   LOW DURATION
                                                                  FUND           FUND
                                                              ------------   ------------
INVESTMENT INCOME
  Interest                                                     $ 652,169      $ 493,971
                                                               ---------      ---------
     TOTAL INVESTMENT INCOME                                     652,169        493,971
                                                               ---------      ---------
EXPENSES
  Legal fees                                                      32,468         34,471
  Investment advisory fees                                        28,652         23,206
  Custodian fees                                                  28,631         26,757
  Audit fees                                                      23,156         23,090
  Administration fees                                             22,315         22,316
  Transfer agent fees                                             15,674         14,796
  Printing fees                                                   10,141         11,461
  Trustees' fees                                                   3,969          4,643
  Registration fees                                                2,473          1,753
  Insurance expense                                                  581            581
  Interest expense                                                    --          3,749
  Miscellaneous expense                                              921          1,224
                                                               ---------      ---------
     TOTAL GROSS EXPENSES                                        168,981        168,047
  Expenses reimbursed by Investment Advisor                     (119,700)      (124,383)
                                                               ---------      ---------
     TOTAL NET EXPENSES                                           49,281         43,664
                                                               ---------      ---------
NET INVESTMENT INCOME                                            602,888        450,307
                                                               ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
     Investments                                                 (42,664)         1,309
     Futures contracts                                          (185,144)      (106,696)
     Foreign currency transactions                               223,299        172,420
  Net change in unrealized appreciation (depreciation) of:
     Investments                                                (180,892)      (123,708)
     Futures contracts                                            (7,355)        43,489
     Swaps                                                       (74,015)            --
     Foreign currency transactions                               (16,431)       (12,724)
                                                               ---------      ---------
  Net realized and unrealized loss                              (283,202)       (25,910)
                                                               ---------      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 319,686      $ 424,397
                                                               =========      =========

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED   PERIOD ENDED
                                                               APRIL 30,     OCTOBER 31,
                                                                  2006          2005*
                                                              ------------   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                       $   602,888        636,317
  Net realized gain (loss) from investments, futures
     contracts, securities sold short, foreign currency
     transactions and swap contracts                               (4,509)       319,638
  Net change in unrealized appreciation (depreciation) from
     investments, futures contracts, securities sold short,
     foreign currency transactions and swap contracts            (278,693)      (331,636)
                                                              -----------    -----------
  Net increase in net assets resulting from operations            319,686        624,319
                                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (600,258)      (678,652)
  Net realized gains                                             (113,003)            --
                                                              -----------    -----------
     Net decrease in net assets resulting from dividends and
       distributions                                             (713,261)      (678,652)
                                                              -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sale of shares                              6,349,103     21,426,763
  Reinvestment of dividends to shareholders                       690,789        670,626
  Net asset value of shares redeemed                           (5,438,540)            --
                                                              -----------    -----------
     Net increase in net assets from capital share
       transactions                                             1,601,352     22,097,389
                                                              -----------    -----------
  Net increase in net assets                                    1,207,777     22,043,056
NET ASSETS
  Beginning of period                                          22,043,056             --
                                                              -----------    -----------
  End of period (including (distributions in excess) of net
     investment income of $(1,061) and $(3,691),
     respectively)                                            $23,250,833    $22,043,056
                                                              ===========    ===========
CHANGE IN CAPITAL SHARES
  Shares sold                                                     623,320      2,102,328
  Shares issued in reinvestment of dividends to shareholders       68,280         65,340
  Shares redeemed                                                (533,760)            --
                                                              -----------    -----------
     Net change in share balance                                  157,840      2,167,668
                                                              -----------    -----------

* Fund commenced operations on December 30, 2004.

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED   PERIOD ENDED
                                                               APRIL 30,     OCTOBER 31,
                                                                  2006          2005*
                                                              ------------   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                       $   450,307        435,235
  Net realized gain (loss) from investments, futures
     contracts, securities sold short, foreign currency
     transactions and swap contracts                               67,033        (41,665)
  Net change in unrealized appreciation (depreciation) from
     investments, futures contracts, securities sold short,
     foreign currency transactions and swap contracts             (92,943)       (94,549)
                                                              -----------    -----------
  Net increase in net assets resulting from operations            424,397        299,021
                                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (448,030)      (430,179)
  Net realized gains                                                   --             --
                                                              -----------    -----------
     Net decrease in net assets resulting from dividends         (448,030)      (430,179)
                                                              -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sale of shares                              1,089,437     27,537,388
  Reinvestment of dividends to shareholders                       448,030        430,179
  Net asset value of shares redeemed                          (10,000,000)            --
                                                              -----------    -----------
     Net increase/(decrease) in net assets from capital
       share transactions                                      (8,462,533)    27,967,567
                                                              -----------    -----------
  Net increase/(decrease) in net assets                        (8,486,166)    27,836,409
NET ASSETS
  Beginning of period                                          27,836,409             --
                                                              -----------    -----------
  End of period (including undistributed of net investment
     income of $2,277 and $0, respectively)                   $19,350,243    $27,836,409
                                                              ===========    ===========
CHANGE IN CAPITAL SHARES
  Shares sold                                                     109,272      2,750,238
  Shares issued in reinvestment of dividends to shareholders       44,997         43,017
  Shares redeemed                                              (1,003,009)            --
                                                              -----------    -----------
     Net change in share balance                                 (848,740)     2,793,255
                                                              -----------    -----------

* Fund commenced operations on May 9, 2005.

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS

     The financial highlights table is limited to help you understand the Fund's financials performance since inception on December 30, 2004. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

                                                                FOR THE        FOR THE
                                                              PERIOD ENDED   PERIOD ENDED
                                                               APRIL 30,     OCTOBER 31,
                                                                  2006          2005*
                                                              ------------   ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $     10.17    $     10.23
                                                              -----------    -----------
Net investment income                                                0.26           0.31
Net loss on investments, futures contracts, securities sold
  short and swaps                                                   (0.12)         (0.04)
                                                              -----------    -----------
Total from investment operations                                     0.14           0.27
                                                              -----------    -----------
Less Dividends from net investment income                           (0.26)         (0.33)
Less Distributions from net realized gains                          (0.05)            --
                                                              -----------    -----------
Total dividends and distributions                                   (0.31)         (0.33)
                                                              -----------    -----------
Net asset value, end of period                                $     10.00    $     10.17
                                                              ===========    ===========
TOTAL RETURN**                                                       1.42%          2.66%
                                                              ===========    ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period                                     $23,250,833    $22,043,056
Ratio of total net expenses to average net assets (including
  short sale expense)***                                             0.43%          1.03%
Ratio of total net expenses to average net assets (excluding
  short sale expense)***                                             0.43%          0.43%
Ratio of total gross expenses to average net assets****              1.47%          3.03%
Ratio of net investment income to average net assets (with
  reimbursement)***                                                  5.26%          3.62%
Ratio of net investment income to average net assets
  (without reimbursement)***                                         4.22%          1.54%
Portfolio turnover rate                                               253%           358%

*   Fund commenced operations on December 30, 2004.

**  Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS

     The financial highlights table is limited to help you understand the Fund's financials performance since inception on May 9, 2005. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

                                                                FOR THE        FOR THE
                                                              PERIOD ENDED   PERIOD ENDED
                                                               APRIL 30,     OCTOBER 31,
                                                                  2006          2005*
                                                              ------------   ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $     10.17    $     10.00
                                                              -----------    -----------
Net investment income                                                0.24           0.17
Net loss on investments and futures contracts                       (0.22)         (0.03)
                                                              -----------    -----------
Total from investment operations                                     0.02           0.14
                                                              -----------    -----------
Less Dividends from net investment income                           (0.24)         (0.17)
                                                              -----------    -----------
Net asset value, end of period                                $      9.95    $      9.97
                                                              ===========    ===========
TOTAL RETURN**                                                       2.23%          1.37%
                                                              ===========    ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period                                     $19,350,243    $27,836,409
Ratio of total net expenses to average net assets***@                0.47%          0.44%
Ratio of total gross expenses to average net assets****              1.81%          2.49%
Ratio of net investment income to average net assets (with
  reimbursement)***                                                  4.85%          3.83%
Ratio of net investment income to average net assets
  (without reimbursement)***                                         3.51%          1.67%
Portfolio turnover rate                                                14%           115%

*   Fund commenced operations on May 9, 2005.

**  Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).

@   Includes interest expense which is not subject to the expense cap.

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                      APRIL 30, 2006 (UNAUDITED)

NOTE 1 - ORGANIZATION
The Drake Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company organized as a Delaware statutory trust on October 6, 2004. The Trust was registered with the Securities and Exchange Commission effective December 30, 2004. The Drake Total Return Fund commenced operations on December 30, 2004, the Drake Low Duration Fund commenced operations on May 9, 2005, the Drake Global Bond Fund (unhedged) was added to the Drake Funds Trust as of December 28, 2005 but as of April 30, 2006 has not commenced operations (collectively, the "Funds"). As such, the results of operations and financial highlights presented are for the period from December 30, 2004 through April 30, 2006 for the Drake Total Return Fund and from May 9, 2005 through April 30, 2006 for the Drake Low Duration Fund. Each fund offers two share classes: Drake Class and Administrative Class, however only shares of the Drake Class of the Drake Total Return Fund and Drake Low Duration Fund have been issued to date.

The Total Return Fund seeks to realize a total return exceeding that of the Lehman Brothers U.S. Aggregate Index, the Low Duration Fund seeks to realize a total return exceeding that of the Merrill Lynch 1-3 Year Treasury Index and the Global Bond Fund (unhedged) seeks to realize a total return exceeding that of the Lehman Brothers Global Aggregate Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

A.  ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over-the counter, at the mean of the representative bid and asked quotations. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type; indications as to value from dealers; expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; correlation with general market indicators and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities may be valued at fair value. As of April 30, 2006, the Funds held no fair valued securities.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2006 (UNAUDITED)

C.  FUTURES CONTRACTS
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is "marked to market" and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds may invest in exchange-traded commodity, index, interest rate and foreign currency futures for risk management purposes or as part of its investment strategies.

Use of long futures contracts subjects the Funds to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2006, the Funds had outstanding futures contracts as listed on the Funds' Schedule of Investments.

D.  FOREIGN CURRENCY TRANSLATIONS
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

Market value of investment securities and other assets and liabilities are translated at the rate of exchange at the valuation date. Purchases and sales of investment securities, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains(losses) are included in the reported net realized gains (losses) on investments.

Realized foreign currency gains or losses most commonly arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

As of April 30, 2006, the Funds did invest in foreign currency-denominated securities.

E.  SWAP AGREEMENTS
The Funds may engage in various types of swap transactions, including commodity, credit/event-linked, foreign currency, index, interest rate, security and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are generally smaller.

Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2006 (UNAUDITED)

As of April 30, 2006, the Drake Total Return Fund had open swap agreements as listed on the Fund's Schedule of Investments.

F.  COMMITMENTS
The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized appreciation on the underlying securities purchased and any difference between the sale price and current market value of the underlying securities sold. Market risk exists on commitment to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest. A Fund making a purchase commitment must segregate assets determined to be liquid in an amount sufficient to meet the purchase price.

As of April 30, 2006, the Drake Total Return Fund had outstanding to-be-announced ("TBA") purchase commitments as listed on the Fund's Schedule of Investments.

G.  DOLLAR ROLLS
The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Funds' policy is to record "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

As of April 30, 2006, the Drake Total Return Fund invested in TBA dollar rolls as listed on the Fund's Schedule of Investments.

H.  REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's policy is to receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the Fund's custodian. Such securities may continue to be held by the Fund or may be delivered to the counterparties of short sale transactions. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

As of April 30, 2006, the Funds did not have outstanding repurchase agreements.

I.  REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2006 (UNAUDITED)

recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

As of April 30, 2006, the Funds did not have outstanding reverse repurchase agreements.

J.  SHORT SALES
The Funds may enter into short sales, primarily to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid to cover its position.

As of April 30, 2006, the Funds did not have investment's sold short.

K.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Investment security transactions are recorded as of the trade date of the purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

L.  FEDERAL INCOME TAXES
The Funds intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal Income or Excise Tax provision is required.

NOTE 3 - INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Advisory Agreement with Drake Capital Management, LLC (the "Investment Advisor") for the Funds. The Investment Advisor oversees the investments of the Funds and for such services is paid an advisory fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets.

In addition, the Investment Advisor has contractually agreed through October 31, 2006 to waive its fees and bear certain other expenses, excluding interest expense, to the extent necessary to limit the annual expenses of the Funds, as a percentage of net assets, to 0.43% for the Drake Class.

Subject to an annual minimum of $7,500 and maximum of $60,000, each Trustee, other than those affiliated with Drake or its affiliates, receives annual compensation from the Funds of 1/3 of one basis point of the Fund's net asset value (.003%), plus reimbursement of out-of-pocket expenses related to Board and Committee meetings.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2006 (UNAUDITED)

NOTE 4 - DISTRIBUTION AND SERVICE PLAN
The Trust has entered into a Distribution Agreement with ALPS Distributors, Inc. (the "Distributor"). The Distributor serves as the Trust's distributor and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensation in its capacity as the Trust's underwriter. The Trustees have adopted Distribution Plans (the "Plans") for the Drake Administrative Class of each Fund in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that each Fund shall pay distribution fees, including payments to the Distributor. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets attributable to Administrative Class shares. As of April 30, 2006 no shares have been issued for the Administrative Classes.

NOTE 5 - INVESTMENT TRANSACTIONS
For the period ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                           U.S. GOVERNMENT AND AGENCY
                                INVESTMENTS                        OBLIGATIONS
                        ---------------------------       -----------------------------
FUND                    PURCHASES          SALES           PURCHASES           SALES
----                    ----------       ----------       -----------       -----------
Total Return Fund       $8,142,542       $2,780,238       $70,196,771       $67,390,601
Low Duration Fund        6,056,592        2,595,021                --                --

NOTE 6 - DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared and paid monthly. Distributions are made on a per share basis to shareholders on record-date, regardless of how long shares have been owned. Net realized long-term and short-term capital gains are distributed by the Funds at least annually. Net short-term gains may be paid more frequently. A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at the NAV unless the shareholder elects to have the distributions paid in cash.

NOTE 7 - CONCENTRATIONS AND INDEMNIFICATIONS
The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swaps and options agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by the changes in interest rates or rapid principal payments including prepayments.

Under the Trust's organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However the Funds expect the risk of loss to be remote.

NOTE 8 - RELATED PARTIES
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of April 30, 2006, Drake Partners LLC or its members owned 86.93% of the Drake Total Return Fund and 5.69% of the Drake Low Duration Fund. In addition, one other shareholder owned 94.31% of the Drake Low Duration Fund.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2006 (UNAUDITED)

NOTE 9 - FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the six months ended April 30, 2006 and by the Funds were as follows:

                           ORDINARY INCOME
                        FOR THE PERIOD ENDED
FUND                       APRIL 30, 2006
----                    ---------------------
Total Return Fund             $600,258
Low Duration Fund              448,030

                            CAPITAL GAINS
                        FOR THE PERIOD ENDED
FUND                       APRIL 30, 2006
----                    ---------------------
Total Return Fund             $113,003
Low Duration Fund                   --

At April 30, 2006, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

FUND                    EXPIRES OCTOBER 31, 2013
----                    ------------------------
Total Return Fund              $      --
Low Duration Fund               (111,721)

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments was as follows:

                                             GROSS              GROSS               NET
                        IDENTIFIED         UNREALIZED         UNREALIZED         UNREALIZED
FUND                       COST           APPRECIATION       DEPRECIATION       DEPRECIATION
----                    -----------       ------------       ------------       ------------
Total Return Fund       $31,433,453         $38,609           $(332,667)         $(294,058)
Low Duration Fund        19,372,873          36,064            (182,209)          (143,145)

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               OTHER INFORMATION
                                                      APRIL 30, 2006 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Trust's Investment Advisor to vote proxies relating to the Funds' portfolio securities will be available (1) without charge, upon request, by calling 1-866-DRAKEFUNDS; and (2) in the Funds' Statement of Additional Information available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the Investment Advisor votes these proxies is available by calling the same number and on the Commission's website. The Trust has filed its first report on Form N-PX on August 30, 2005 covering the Fund's proxy voting records for the 12-month period ending June 30, 2005.

QUARTERLY PORTFOLIO OF INVESTMENTS
The Fund's Schedule of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Funds' forms N-Q, including their respective Schedule of Investments, may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments is available without charge, upon request, by calling 1-866-DRAKEFUNDS.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                         SHAREHOLDER FEE EXAMPLE
                                                      APRIL 30, 2006 (UNAUDITED)

EXAMPLE
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, 12b-1 distribution and service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $5,000,000 invested at the beginning of the period and held for the one-half year period ended April 30, 2006.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $5,000,000 (for example, a $17,500,000 account value divided by $5,000,000 = 3.5), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table for the funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

                             BEGINNING              ENDING            EXPENSES
                           ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
ACTUAL                       11/01/2005            4/30/2006         THE PERIOD
------                    ----------------       -------------       -----------
Total Return Fund          $5,000,000.00          $5,071,000           $10,737*
Low Duration Fund           5,000,000.00           5,111,500            11,783**

                             BEGINNING              ENDING            EXPENSES
                           ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
HYPOTHETICAL                 11/01/2005            4/30/2006         THE PERIOD
------------              ----------------       -------------       -----------
Total Return Fund          $5,000,000.00          $5,113,311           $10,782*
Low Duration Fund           5,000,000.00           5,112,319            11,784**

 * Expenses are equal to the Funds' annualized net expense ratio of 0.43% multiplied by the average account value over the period multiplied by 181/365 to reflect the one-half year period.

** Expenses are equal to the Funds' annualized net expense ratio of 0.47%
   multiplied by the average account value over the period multiplied by 181/365 to reflect the one-half year period.

                                                               DRAKE FUNDS TRUST
--------------------------------------------------------------------------------
                                    INFORMATION CONCERNING TRUSTEES AND OFFICERS
                                                                     (UNAUDITED)

                                                                                                              NUMBER OF
                                                                                                             PORTFOLIOS
                                                                                                               IN FUND
                                                                                                               COMPLEX
                             POSITION(S) HELD    LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY
NAME, ADDRESS AND AGE           WITH TRUST         SERVED(1)                     FIVE YEARS                    TRUSTEE
---------------------        -----------------   --------------   ----------------------------------------   -----------
INDEPENDENT TRUSTEES:
Kevin Hennessey              Trustee and         Since 12/2004    Private Investor and Business                    3
c/o Drake Capital            Chairman                             Consultant, Partner, KV Partners LLC (a
Management, LLC.                                                  consulting firm)
600 Madison Avenue,
16(th) Floor,
New York
Age: 57

Janice Brennan               Trustee             Since 12/2004    Chief Financial Officer and Business             3
c/o Drake Capital                                                 Manager, Falcon Management Corporation
Management, LLC.                                                  (an investment firm)
600 Madison Avenue,
16(th) Floor,
New York
Age: 34

Thomas Willis                Trustee             Since 12/2004    Attorney and Partner, Remcho, Johansen &         3
c/o Drake Capital                                                 Purcell
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 41


                               OTHER
                         DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        BY TRUSTEE
---------------------    ------------------
INDEPENDENT TRUSTEES:
Kevin Hennessey                 None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 57
Janice Brennan                  None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 34
Thomas Willis                   None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 41

---------------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                                                                              NUMBER OF
                                                                                                             PORTFOLIOS
                                                                                                               IN FUND
                                                                                                               COMPLEX
                             POSITION(S) HELD    LENGTH OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN BY
NAME, ADDRESS AND AGE           WITH TRUST         SERVED(1)                     FIVE YEARS                    TRUSTEE
---------------------        -----------------   --------------   ----------------------------------------   -----------
INTERESTED TRUSTEE:
Steven Luttrell(2)           Trustee President   Since 10/2004    Co-Founder and Chief Operating Officer           3
c/o Drake Capital            and Principal                        of the Advisor. Formerly a Director at
Management, LLC.             Executive Officer                    Blackrock Inc.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 41

OTHER OFFICERS:
Stacey Feller                Vice President,     Since 10/2004    Managing Director and Chief Financial         None
c/o Drake Capital            Treasurer and                        Officer of the Advisor. Formerly an
Management, LLC.             Principal                            audit manager at Ernst & Young.
660 Madison Avenue,          Financial Officer
16(th) Floor,
New York,
Age: 31

Christopher Appler           Secretary and       Since 12/2004    Managing Director, Chief Legal Officer        None
c/o Drake Capital            Chief Compliance                     and Chief Compliance Officer of the
Management, LLC.             Officer                              Advisor. Formerly Chief Legal Officer of
660 Madison Avenue,                                               NISA Investment Advisors, LLC.
16(th) Floor,
New York,
Age: 37

Bernard Bresnahan            Assistant           Since 12/2004    Managing Director and Head of Operations      None
c/o Drake Capital            Treasurer and                        of the Advisor. Formerly an Officer of
Management, LLC.             Assistant                            State Street Bank and Trust.
660 Madison Avenue,          Secretary
16(th) Floor,
New York,
Age: 33


                               OTHER
                         DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        BY TRUSTEE
---------------------    ------------------
INTERESTED TRUSTEE:
Steven Luttrell(2)              None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 41
OTHER OFFICERS:
Stacey Feller                   None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 31
Christopher Appler              None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 37
Bernard Bresnahan               None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 33

---------------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Luttrell is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Trust's Investment Advisor.

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-866-DRAKEFUNDS.

DRAKE FUNDS TRUST

SERVICE PROVIDERS

INVESTMENT ADVISOR:

DRAKE CAPITAL MANAGEMENT, LLC
660 Madison Avenue, 16th Floor
New York, NY 10021

DISTRIBUTOR:

ALPS DISTRIBUTORS, INC.
1625 Broadway, Suite 2200
Denver, CO 80202

CUSTODIAN AND ACCOUNTING AGENT:

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

FUND ADMINISTRATOR:

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT:

ALPS MUTUAL FUNDS SERVICES, INC.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

LEGAL ADVISORS:

KATTEN MUCHIN ROSENMAN
525 West Monroe Street
Chicago, IL 60661-3693

TRUSTEES AND OFFICERS

TRUSTEE AND CHAIRMAN

Kevin Hennessey

TRUSTEE

Janice Brennan

TRUSTEE

Thomas Willis

TRUSTEE, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER*
Steven Luttrell

VICE PRESIDENT, TREASURER AND PRINCIPAL FINANCIAL OFFICER
Stacey Feller

SECRETARY AND CHIEF COMPLIANCE OFFICER
Christopher Appler

ASSISTANT SECRETARY AND ASSISTANT TREASURER
Bernard Bresnahan

*    Interested Trustee

INVESTMENT MANAGER

DRAKE CAPITAL MANAGEMENT, LLC
660 Madison Avenue, 16th floor
New York, NY 10021

Registered Investment Adviser with the SEC

                                    (GRAPHIC)

TELEPHONE (TOLL-FREE): 1-866-372-5338

U.S. MAIL:             DRAKE FUNDS
                       c/o ALPS Distributors, Inc.
                       PO Box 8347
                       Denver, CO 80201

EMAIL:                 drakefunds@drakemanagement.com

INTERNET:              http://www.drakefunds.com

The Drake Funds are distributed by ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202, www.alpsinc.com, 1-866-383-6273.

Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds' prospectus. Please read the prospectus carefully before you invest or send money.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The credit quality of the investments in the Funds' portfolios does not apply to the stability or safety of the Funds.

                                                              (DRAKE FUNDS LOGO)

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Drake Funds Trust

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: July 03, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: July 03, 2006

By: /s/ Stacey Feller
    ----------------------
Name: Stacey Feller
Title: Vice President, Treasurer & Principal Financial Officer
Date: July 03, 2006